Principal Components of Net Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Future policy benefits payable	$ 320	$ 303
Compensation and other accrued expenses	176	185
Benefits payable	138	111
Net operating loss carryforward	52	51
Deferred acquisition costs	57	46
Unearned premiums	21	10
Other	18	10
Total deferred income tax assets	782	716
Valuation allowance	(48)	(28)
Total deferred income tax assets, net of valuation allowance	734	688
Depreciable property and intangible assets	(410)	(453)
Investment securities	(168)	(78)
Prepaid expenses	(55)	(83)
Total deferred income tax liabilities	(633)	(614)
Total net deferred income tax assets (liabilities)	101	74
Other current assets	87	60
Other long-term assets	14	14
Trade accounts payable and accrued expenses	0	0
Total net deferred income tax assets (liabilities)	$ 101	$ 74